Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 7,258	$ 9,612
Current	994,269	905,245
Total Loans	1,001,527	914,857
Past Due 90 Days and Accruing		18
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	78	245
Current	124,324	113,020
Total Loans	124,402	113,265
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,302	1,529
Current	166,595	141,485
Total Loans	167,897	143,014
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	722	2,628
Current	347,717	306,038
Total Loans	348,439	308,666
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,974	4,821
Current	231,364	209,716
Total Loans	236,338	214,537
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	41
Current	58,890	65,411
Total Loans	58,898	65,452
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		171
Current	46,993	53,802
Total Loans	46,993	53,973
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	174	177
Current	18,386	15,773
Total Loans	18,560	15,950
Past Due 90 Days and Accruing		18
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,211	3,287
30-59 Days Past Due [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	58
30-59 Days Past Due [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	982	622
30-59 Days Past Due [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	269	520
30-59 Days Past Due [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,845	1,923
30-59 Days Past Due [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	33
30-59 Days Past Due [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	98	131
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	870	986
60-89 Days Past Due [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	32
60-89 Days Past Due [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	36	251
60-89 Days Past Due [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	330	5
60-89 Days Past Due [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	404	721
60-89 Days Past Due [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	68	9
90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,177	5,339
90 Days or Greater [Member] | Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	37	187
90 Days or Greater [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	284	656
90 Days or Greater [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	123	2,103
90 Days or Greater [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,725	2,177
90 Days or Greater [Member] | Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		8
90 Days or Greater [Member] | Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		171
90 Days or Greater [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 8	$ 37